Other disclosures - Disclosure of gross exposure by stages of impairment (Details) - Property assets from home purchase mortgage loans to households - Spain - Gross carrying amount - EUR (€)
€ in Millions
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure [line items]
Financial assets	€ 64,030	€ 60,002
With collateral
Disclosure of credit risk exposure [line items]
Financial assets	63,049	59,787
Less than or equal to 40% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	17,826	17,191
More than 40% or less than 60% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	21,061	20,310
More than 60% and less than 80% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	20,703	18,811
More than 80% and less or equal to 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	2,940	2,812
More than 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	519	663
Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	518	625
Credit impaired | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	492	618
Credit impaired | Less than or equal to 40% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	108	122
Credit impaired | More than 40% or less than 60% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	136	158
Credit impaired | More than 60% and less than 80% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	116	151
Credit impaired | More than 80% and less or equal to 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	61	84
Credit impaired | More than 100% | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	€ 71	€ 103